Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Assets and Liabilities
The tables below present information regarding the Company’s lease assets and liabilities (in thousands, except years and percentages):

	As of December 31,
	2021	2020
Assets:
Operating lease right-of-use assets	$28,370	$38,922

Liabilities:
Current
Operating lease liabilities	11,290	15,910
Long-term
Operating lease liabilities	30,809	40,317

	$42,099	$56,227

Components of Lease Expense
The components of lease expense for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Operating leases
Operating lease cost	$13,361	$15,967
Variable lease cost	2,036	2,781
Short-term lease rent expense	276	567
Less: Sublease income	(668)	(1,054)

Net rent expense	$15,005	$18,261

Other Information Related to Leases
Other information related to leases were as follows (in thousands, except years and percentages):

	Year Ended December 31,
	2021	2020
Weighted-average remaining lease term – operating leases (in years)	3.75	4.36
Weighted-average discount rate – operating leases	5.9%	6.0%

	Year Ended December 31,
	2021	2020
Operating cash flows - operating leases	$15,120	$16,480
Right-of-use assets obtained in exchange for operating lease liabilities	$1,541	$2,500

Summary of Future Minimum Payments
Future minimum payments during the next five years and thereafter are as follows (in thousands):

2022	13,470
2023	12,663
2024	11,082
2025	7,086
2026	2,001
Thereafter	503

Total	46,805
Less: present value discount	(4,706)

Operating lease liabilities	$42,099